Offerings	Aug. 06, 2025 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-266173
Carry Forward Initial Effective Date	Jul. 15, 2022
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-266173
Carry Forward Initial Effective Date	Jul. 15, 2022
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-266173
Carry Forward Initial Effective Date	Jul. 15, 2022
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-266173
Carry Forward Initial Effective Date	Jul. 15, 2022
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-266173
Carry Forward Initial Effective Date	Jul. 15, 2022
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-266173
Carry Forward Initial Effective Date	Jul. 15, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-266173
Carry Forward Initial Effective Date	Jul. 15, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,270.00
Offering Note	(1) There are being registered hereunder an unspecified number or aggregate principal amount (as applicable) of the registrant's Class A common stock, preferred stock, debt securities, warrants, purchase contracts and units as may from time to time be offered at unspecified prices, with the maximum aggregate offering price of such securities not to exceed the amount described in footnote (4) below (the "Primary Carry-Forward Securities"). In addition, an unspecified number of additional shares of Class A common stock is being registered as may be issued from time to time upon conversion of any debt securities that are convertible into shares of Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities. (2) Includes rights to acquire Class A common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (3) The proposed maximum aggregate offering price of each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. No separate consideration will be received for shares of Class A common stock that are issued upon conversion of debt securities or preferred stock or upon exercise of Class A common stock warrants registered hereunder. The aggregate maximum offering price of the Primary Carry-Forward Securities will not exceed $100,000,000. (5) The Primary Carry-Forward Securities and the Secondary Carry-Forward Securities (as defined in footnote (6) below) (collectively, the "Carry-Forward Securities") consist of securities previously registered under the registrant's Registration Statement on Form S-3 (File No. 333-266173), initially filed with the Securities and Exchange Commission on July 15, 2022, and declared effective on July 22, 2022 (as amended, the "Prior Registration Statement"), which securities remain unsold as of the date of this registration statement. Pursuant to Rule 415(a)(6), the registration fees relating to the Carry-Forward Securities under the Prior Registration Statement will continue to be applied to such securities hereunder. To the extent that, after the date hereof and prior to the effectiveness of this registration statement, any Carry-Forward Securities are sold pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Carry-Forward Securities from the Prior Registration Statement to be included on this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Carry-Forward Securities under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	12,626,024
Maximum Aggregate Offering Price	$ 45,674,641.82
Carry Forward Form Type	S-3
Carry Forward File Number	333-266173
Carry Forward Initial Effective Date	Jul. 15, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 30,454.04
Offering Note	(5) The Primary Carry-Forward Securities and the Secondary Carry-Forward Securities (as defined in footnote (6) below) (collectively, the "Carry-Forward Securities") consist of securities previously registered under the registrant's Registration Statement on Form S-3 (File No. 333-266173), initially filed with the Securities and Exchange Commission on July 15, 2022, and declared effective on July 22, 2022 (as amended, the "Prior Registration Statement"), which securities remain unsold as of the date of this registration statement. Pursuant to Rule 415(a)(6), the registration fees relating to the Carry-Forward Securities under the Prior Registration Statement will continue to be applied to such securities hereunder. To the extent that, after the date hereof and prior to the effectiveness of this registration statement, any Carry-Forward Securities are sold pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Carry-Forward Securities from the Prior Registration Statement to be included on this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Carry-Forward Securities under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement. (6) Consists of shares of Class A common stock to be offered and sold by the selling securityholder (the "Secondary Carry-Forward Securities"). (7) Pursuant to Rule 416 under the Securities Act, the registrant is also registering an indeterminate number of additional shares of Class A common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. (8) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Unit for the Secondary Carry-Forward Securities is based on the average of the high and low prices reported for the registrant's Class A common stock on August 4, 2025, as specified in the fee table of the Prior Registration Statement.